Accounts Receivable, Net (Table)	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable Lessen By Provision for Doubtful Receivables
	December 31,	December 31,
	2013	2012
Accounts receivable	$16,911	$8,236
Less: Provision for doubtful receivables	(613)	(458)
Accounts receivable, net	$16,298	$7,778

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Changes To Provisions For Doubtful Receivables
Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2013	$(458)	$(155)	$—	$ (613)
Year ended December 31, 2012	$(49)	$(409)	$—	$ (458)
Year ended December 31, 2011	$(49)	$—	$—	$ (49)